TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Rate	Dec. 31, 2013 Rate	Dec. 31, 2012 Rate
Taxes on Income [Line Items]
Israeli Income tax rate	26.50%	25.00%	25.00%
Tax-exempt period	2 years
Dividend, withholding tax rate	15.00%
Patent use right, period	8 years
Expense deductible period	3 years
Net operating loss carry forwards	$ 39,000
Net operating loss offset limitation, percentage of accumulated losses	14.00%
Net operating loss offset limitation, percentage of taxable income	50.00%
Capital loss carry forwards	27,316
Provision	279	174
Israeli resident corporation [Member]
Taxes on Income [Line Items]
Dividend, withholding tax rate	0.00%
Israeli resident individual [Member]
Taxes on Income [Line Items]
Dividend, withholding tax rate	20.00%	15.00%
non-Israeli resident [Member]
Taxes on Income [Line Items]
Dividend, withholding tax rate	20.00%	15.00%
United States of America [Member]
Taxes on Income [Line Items]
Net operating loss carry forwards	2,778
Excess tax deductions from stock options	1,519
France [Member]
Taxes on Income [Line Items]
Net operating loss carry forwards	$ 4,441
Development Zone A [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	9.00%	7.00%
Outside Development Zone [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	16.00%	12.50%
Commencement of production [Member]
Taxes on Income [Line Items]
Tax benefit period	12 years
Approval date [Member]
Taxes on Income [Line Items]
Tax benefit period	14 years
2014 [Member] | Outside Development Zone [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	16.00%
Minimum [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	10.00%
Tax-exempt period	5 years
Minimum [Member] | United States of America [Member]
Taxes on Income [Line Items]
Expiration of operating loss carry forward	Dec. 31, 2024
Maximum [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	25.00%
Tax-exempt period	8 years
Maximum [Member] | United States of America [Member]
Taxes on Income [Line Items]
Expiration of operating loss carry forward	Dec. 31, 2032